UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6424

        Nuveen New York Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:         12/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Quality Income Municipal Fund, Inc. (NUN)
	December 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 26.0% (16.4% of Total Investments)
$ 500	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/10 at 102.00	AAA	$541,435
	Corporation, University of Buffalo Lakeside Cottage Project, Series 2000B, 5.625%, 8/01/20 –
	AMBAC Insured
	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing
	Corporation, University of Buffalo Project, Series 2000A:
1,065	5.625%, 8/01/20 – AMBAC Insured	8/10 at 102.00	AAA	1,153,257
610	5.750%, 8/01/25 – AMBAC Insured	8/10 at 102.00	AAA	662,771
6,000	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University	No Opt. Call	AAA	6,538,860
	System, Series 1993A, 5.750%, 7/01/13 – MBIA Insured
1,000	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,	No Opt. Call	AAA	1,213,000
	Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured
4,625	Dormitory Authority of the State of New York, Insured Revenue Bonds, Barnard College, Series	7/07 at 101.00	AAA	4,705,013
	1996, 5.250%, 7/01/26 – AMBAC Insured
670	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University,	7/12 at 100.00	AAA	711,138
	Series 2002, 5.000%, 7/01/19 – FGIC Insured
2,750	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/11 at 100.00	AAA	2,872,733
	Series 2001, 5.000%, 7/01/26 – AMBAC Insured
2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	2,169,960
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured
2,000	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AAA	2,299,400
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
800	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aaa	909,392
640	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	Aaa	730,061
1,915	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	AAA	2,196,467
	Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – FSA Insured
4,000	Dormitory Authority of the State of New York, State University Educational Facilities Revenue	No Opt. Call	AAA	4,617,840
	Bonds, 1989 Resolution, Series 2000C, 5.750%, 5/15/16 – FSA Insured
2,000	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue	7/08 at 102.00	AAA	2,069,900
	Bonds, City University System, Series 1998-1, 5.000%, 7/01/26 – FGIC Insured
6,415	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, Hofstra	7/08 at 102.00	AAA	6,650,302
	University, Series 1998, 5.000%, 7/01/23 – MBIA Insured
4,775	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Trinity	6/07 at 102.00	AAA	4,899,819
	Episcopal School, Series 1997, 5.250%, 6/15/27 – MBIA Insured
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
2,750	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	AAA	2,938,650
13,855	5.000%, 1/01/39 – AMBAC Insured (UB)	1/17 at 100.00	AAA	14,805,453
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
1,215	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	AAA	1,299,017
1,350	5.000%, 3/01/36 – MBIA Insured	9/16 at 100.00	AAA	1,440,018
8,495	5.000%, 3/01/36 – MBIA Insured (UB)	9/16 at 100.00	AAA	9,061,447
13,500	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	4/07 at 101.00	AAA	13,699,258
	Natural History, Series 1997A, 5.650%, 4/01/27 – MBIA Insured
6,250	New York City Trust for Cultural Resources, New York, Revenue Refunding Bonds, Museum of	1/07 at 102.00	AAA	6,384,500
	Modern Art, Series 1996A, 5.500%, 1/01/21 – AMBAC Insured

89,180	Total Education and Civic Organizations			94,569,691

	Health Care – 15.2% (9.6% of Total Investments)
750	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/15 at 100.00	AAA	793,298
	Hospital for Special Surgery, Series 2005, 5.000%, 8/15/33 – MBIA Insured
3,995	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/07 at 103.00	AAA	4,119,724
	Millard Fillmore Hospitals, Series 1997, 5.375%, 2/01/32 – AMBAC Insured
7,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	2/08 at 101.00	AAA	7,092,960
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
2,700	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	2,857,194
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AAA	1,061,750
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
9,000	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services	7/09 at 101.00	AAA	9,475,200
	of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/24 –
	MBIA Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer
	Center, Series 2003-1:
2,500	5.000%, 7/01/21 – MBIA Insured	7/13 at 100.00	AAA	2,673,700
3,300	5.000%, 7/01/22 – MBIA Insured	7/13 at 100.00	AAA	3,499,023
4,070	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	4,447,004
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
9,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	AAA	9,581,670
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/31 – AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series
	2003A:
2,800	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AAA	2,999,416
3,065	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AAA	3,283,289
3,350	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds,	2/07 at 100.00	AAA	3,354,355
	Montefiore Medical Center, Series 1995A, 5.750%, 2/15/25 – AMBAC Insured

52,530	Total Health Care			55,238,583

	Housing/Multifamily – 3.9% (2.5% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
1,500	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AAA	1,618,110
1,500	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AAA	1,623,540
5,515	5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AAA	5,886,766
2,977	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	1/07 at 105.00	AAA	3,133,267
	Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 – AMBAC Insured
560	New York City, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A,	1/17 at 100.00	AAA	562,078
	4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
55	New York State Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds,	2/07 at 100.00	AAA	55,086
	Series 1994B, 6.250%, 8/15/14 – AMBAC Insured
1,455	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	5/07 at 101.00	AAA	1,486,894
	Series 1996A, 6.125%, 11/01/20 – FSA Insured

13,562	Total Housing/Multifamily			14,365,741

	Long-Term Care – 1.2% (0.8% of Total Investments)
4,450	Castle Rest Residential Healthcare Facility, Syracuse, New York, FHA-Insured Mortgage Revenue	8/07 at 102.00	AAA	4,552,083
	Bonds, Series 1997A, 5.750%, 8/01/37

	Tax Obligation/General – 13.3% (8.2% of Total Investments)
1,500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – FGIC Insured	3/13 at 100.00	Aaa	1,628,565
805	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – MBIA Insured	No Opt. Call	Aaa	875,470
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, 2006A:
6,095	4.500%, 2/15/47 – MBIA Insured (UB)	2/17 at 100.00	AAA	6,083,480
1,500	5.000%, 2/15/47 – FGIC Insured (UB)	2/17 at 100.00	AAA	1,597,328
	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002:
2,250	5.000%, 3/01/15 – FGIC Insured	3/12 at 100.00	AAA	2,389,478
1,000	5.000%, 3/01/17 – FGIC Insured	3/12 at 100.00	AAA	1,058,460
	New York City, New York, General Obligation Bonds, Fiscal Series 2001D:
5,360	5.250%, 8/01/15 – MBIA Insured	8/10 at 101.00	AAA	5,663,269
2,095	5.250%, 8/01/15 – FSA Insured	8/10 at 101.00	AAA	2,213,535
5,000	5.000%, 8/01/16 – FGIC Insured	8/10 at 101.00	AAA	5,256,800
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2002C, 5.125%, 3/15/25 – FSA	3/12 at 100.00	AAA	5,300,550
	Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
3,350	5.000%, 11/01/19 – FSA Insured	11/14 at 100.00	AAA	3,596,661
1,700	5.000%, 11/01/20 – FSA Insured	11/14 at 100.00	AAA	1,822,791
4,130	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 – FGIC	3/15 at 100.00	AAA	4,431,036
	Insured
	Peru Central School District, Clinton County, New York, General Obligation Refunding Bonds,
	Series 2002B:
1,845	4.000%, 6/15/18 – FGIC Insured	6/12 at 100.00	AAA	1,848,561
1,915	4.000%, 6/15/19 – FGIC Insured	6/12 at 100.00	AAA	1,909,389
2,305	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/20 – MBIA Insured	8/15 at 100.00	AAA	2,466,742

45,850	Total Tax Obligation/General			48,142,115

	Tax Obligation/Limited – 47.3% (29.8% of Total Investments)
3,340	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	7/09 at 101.00	AAA	3,519,224
	Harmony Heights School, Issue 1, Series 1999C, 5.500%, 7/01/18 – AMBAC Insured
40	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/08 at 100.00	AAA	40,596
	Services Facilities, Series 1996B, 5.125%, 8/15/21 – MBIA Insured
40	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/07 at 102.00	AAA	40,908
	Services Facilities, Series 1997A, 5.750%, 8/15/22 – MBIA Insured
370	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/10 at 100.00	AAA	387,878
	Services Facilities, Series 2000D, 5.250%, 8/15/30 – FSA Insured
	Dormitory Authority of the State of New York, Lease Revenue Bonds, Madison-Oneida Board of
	Cooperative Educational Services, Series 2002:
1,045	5.250%, 8/15/20 – FSA Insured	8/12 at 100.00	AAA	1,125,193
1,100	5.250%, 8/15/21 – FSA Insured	8/12 at 100.00	AAA	1,184,414
1,135	5.250%, 8/15/22 – FSA Insured	8/12 at 100.00	AAA	1,219,410
3,610	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AAA	3,868,657
	2004-2, 5.000%, 7/01/20 – FGIC Insured
1,490	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	1,578,134
	Improvements, Series 2005B, 5.000%, 2/15/30 – AMBAC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
2,300	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AAA	2,491,843
1,200	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AAA	1,276,092
7,900	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	AAA	8,499,373
	Program, Series 2002D, 5.250%, 10/01/23 – MBIA Insured
1,040	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,112,498
	2005F, 5.000%, 3/15/21 – FSA Insured
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2003:
1,200	5.750%, 5/01/20 – FSA Insured	5/12 at 100.00	AAA	1,317,816
1,000	5.750%, 5/01/22 – FSA Insured	5/12 at 100.00	AAA	1,097,930
1,710	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	1,922,878
	City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured
7,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	8,039,175
	5.250%, 11/15/25 – FSA Insured
5,100	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2006,	11/16 at 100.00	AAA	5,463,069
	5.000%, 11/15/31 – MBIA Insured
4,600	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AAA	5,007,836
	5.500%, 7/01/18 – MBIA Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
2,000	5.750%, 7/01/18 – FSA Insured	No Opt. Call	AAA	2,345,460
3,000	5.500%, 1/01/19 – MBIA Insured	7/12 at 100.00	AAA	3,265,980
6,000	5.500%, 1/01/20 – MBIA Insured	7/12 at 100.00	AAA	6,531,960
3,000	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AAA	3,168,180
8,000	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AAA	8,373,680
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series
	2003A:
1,555	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	1,622,083
1,555	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	1,618,289
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,500	5.000%, 10/15/24 – MBIA Insured	10/14 at 100.00	AAA	1,600,020
2,720	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	2,899,520
1,990	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	2,118,594
3,470	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	3,684,689
1,500	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	1,590,750
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2002B:
10,170	5.250%, 5/01/12 – MBIA Insured	11/11 at 101.00	AAA	10,930,410
2,420	5.250%, 5/01/17 – MBIA Insured	11/11 at 101.00	AAA	2,606,606
1,000	5.000%, 5/01/30 – MBIA Insured	11/11 at 101.00	AAA	1,045,470
6,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	6,457,620
	Series 2003C, 5.250%, 8/01/21 – AMBAC Insured
1,995	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	2,140,775
	Series 2003E, 5.250%, 2/01/22 – MBIA Insured
1,845	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	1,971,936
	Series 2004C, 5.000%, 2/01/19 – XLCA Insured
3,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	3,691,240
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
2,535	5.000%, 11/15/30 – AMBAC Insured	11/15 at 100.00	AAA	2,696,429
6,065	5.000%, 11/15/44 – AMBAC Insured	11/15 at 100.00	AAA	6,402,335
3,750	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,	No Opt. Call	AAA	4,150,988
	4/01/16 – FSA Insured
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	4/14 at 100.00	AAA	1,061,410
	Series 2004, 5.000%, 4/01/22 – MBIA Insured
8,455	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	No Opt. Call	AAA	9,830,036
	Series 2005B, 5.500%, 4/01/20 – AMBAC Insured
1,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	1,062,660
	5.000%, 3/15/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
12,400	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AAA	13,331,611
1,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AAA	1,071,610
3,190	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities,	No Opt. Call	AAA	3,534,775
	Series 1995, 5.600%, 4/01/15 – MBIA Insured
1,980	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/15 at 100.00	AAA	2,092,504
	High School Facility, Series 2005, 5.000%, 6/15/28 – FSA Insured
	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series
	2002E:
3,000	5.500%, 7/01/14 – FSA Insured	No Opt. Call	AAA	3,354,210
6,000	5.500%, 7/01/18 – FSA Insured	No Opt. Call	AAA	6,898,200

159,315	Total Tax Obligation/Limited			172,342,954

	Transportation – 12.9% (8.1% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
3,815	5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	AAA	4,173,534
4,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	AAA	4,272,320
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002E:
2,665	5.500%, 11/15/21 – MBIA Insured	11/12 at 100.00	AAA	2,915,457
8,500	5.000%, 11/15/25 – MBIA Insured	11/12 at 100.00	AAA	9,004,900
2,795	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 – AMBAC	1/15 at 100.00	AAA	2,964,209
	Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
1,700	5.000%, 1/01/30 – FSA Insured	7/15 at 100.00	AAA	1,810,823
5,700	5.000%, 1/01/32 – FSA Insured	7/15 at 100.00	AAA	6,058,929
2,500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AAA	2,618,050
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
1,700	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AAA	1,808,188
	Series 2005, 5.000%, 12/01/31 – XLCA Insured
5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A,	1/12 at 100.00	AAA	5,335,850
	5.250%, 1/01/20 – FGIC Insured
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
1,570	5.500%, 11/15/20 – MBIA Insured	No Opt. Call	AAA	1,836,256
3,800	5.250%, 11/15/22 – MBIA Insured	11/12 at 100.00	AAA	4,093,854

43,745	Total Transportation			46,892,370

	U.S. Guaranteed – 22.3% (14.0% of Total Investments) (4)
70	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/07 at 102.00	AAA	71,579
	Services Facilities, Series 1997A, 5.750%, 8/15/22 (Pre-refunded 2/15/07) – MBIA Insured
3,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, Ithaca College, Series	7/07 at 102.00	AAA	3,597,860
	1997, 5.250%, 7/01/26 (Pre-refunded 7/01/07) – AMBAC Insured
2,795	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	3,327,615
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
1,410	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/11 at 100.00	AAA	1,520,812
	Facilities, Series 2001, 5.500%, 7/01/20 (Pre-refunded 7/01/11) – FGIC Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series	3/13 at 100.00	AAA	1,612,845
	2003A, 5.000%, 3/15/32 (Pre-refunded 3/15/13) – FGIC Insured
6,100	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/12 at 101.00	AAA	6,602,823
	Facilities, Series 2002A, 5.125%, 5/15/19 (Pre-refunded 5/15/12) – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series 2000A:
1,990	0.000%, 7/01/17 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AAA	1,765,667
2,230	0.000%, 7/01/18 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AAA	1,978,612
2,495	0.000%, 7/01/19 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AAA	2,213,739
1,870	0.000%, 7/01/21 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AAA	1,659,195
4,765	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	4,917,099
	5.125%, 12/01/22 (Pre-refunded 6/01/08) – FSA Insured
2,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	2,676,375
	5.250%, 9/01/28 (Pre-refunded 9/01/11) – FSA Insured
	Longwood Central School District, Suffolk County, New York, Series 2000:
910	5.750%, 6/15/19 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	Aaa	997,915
1,410	5.750%, 6/15/20 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	Aaa	1,546,220
3,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AAA	3,228,930
	4.750%, 4/01/28 (Pre-refunded 10/01/15) – FGIC Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
4,000	5.000%, 4/01/17 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA	4,357,440
1,000	5.000%, 4/01/29 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA	1,089,360
	Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds, Series 1998B:
10,000	4.875%, 7/01/18 – FGIC Insured (ETM)	7/08 at 101.00	AAA	10,276,299
4,500	4.750%, 7/01/26 – FGIC Insured (ETM)	7/08 at 101.00	AAA	4,591,215
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 100.00	AAA	2,171,000
	Bonds, Fiscal Series 2002A, 5.750%, 6/15/27 (Pre-refunded 6/15/11) – MBIA Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 1998A:
15	5.000%, 8/15/27 (Pre-refunded 8/15/07) – MBIA Insured	8/07 at 101.00	AAA	15,279
75	5.000%, 8/15/27 (Pre-refunded 8/15/07) – MBIA Insured	8/07 at 101.00	AAA	76,393
4,930	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2001B, 5.250%,	10/11 at 100.00	AAA	5,283,481
	4/01/17 (Pre-refunded 10/01/11) – MBIA Insured
6,965	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%,	4/12 at 100.00	AAA	7,512,170
	4/01/20 (Pre-refunded 4/01/12) – FSA Insured
6,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional	1/11 at 100.00	AAA	6,367,380
	Facilities, Series 2000C, 5.250%, 1/01/30 (Pre-refunded 1/01/11) – FSA Insured
	Putnam Valley Central School District, Putnam and Westchester Counties, New York, General
	Obligation Bonds, Series 1999:
525	5.875%, 6/15/19 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	563,619
525	5.875%, 6/15/25 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	563,619
525	5.875%, 6/15/27 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	563,619

77,605	Total U.S. Guaranteed			81,148,160

	Utilities – 10.4% (6.6% of Total Investments)
1,650	Islip Resource Recovery Agency, New York, Revenue Bonds, Series 1994B, 7.250%, 7/01/11 – AMBAC	No Opt. Call	AAA	1,877,106
	Insured (Alternative Minimum Tax)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
4,000	0.000%, 6/01/24 – FSA Insured	No Opt. Call	AAA	1,948,880
4,000	0.000%, 6/01/25 – FSA Insured	No Opt. Call	AAA	1,866,720
5,000	0.000%, 6/01/26 – FSA Insured	No Opt. Call	AAA	2,230,350
7,000	0.000%, 6/01/27 – FSA Insured	No Opt. Call	AAA	2,983,400
10,500	0.000%, 6/01/28 – FSA Insured	No Opt. Call	AAA	4,274,025
7,000	0.000%, 6/01/29 – FSA Insured	No Opt. Call	AAA	2,714,390
2,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	2,613,025
	5.000%, 9/01/27 – FSA Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
6,180	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	6,618,347
8,020	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AAA	8,575,946
	New York State Power Authority, General Revenue Bonds, Series 2006A:
1,300	5.000%, 11/15/18 – FGIC Insured	11/15 at 100.00	AAA	1,408,004
865	5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	AAA	934,165

58,015	Total Utilities			38,044,358

	Water and Sewer – 6.3% (4.0% of Total Investments)
830	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	901,031
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
1,360	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	1,472,010
	Bonds, Fiscal Series 2000B, 6.000%, 6/15/33 – MBIA Insured
4,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 100.00	AAA	4,230,840
	Bonds, Fiscal Series 2002A, 5.250%, 6/15/33 – FGIC Insured
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	2,108,740
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
6,525	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	6,938,750
	Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – MBIA Insured
7,000	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AAA	7,447,230
	6/01/28 – MBIA Insured

21,715	Total Water and Sewer			23,098,601

$ 565,967	Total Investments (cost $549,526,176) – 158.8%			578,394,656

	Floating Rate Obligations – (5.5%)			(20,135,000)

	Other Assets Less Liabilities – 0.8%			3,046,794

	Preferred Shares, at Liquidation Value – (54.1)%			(197,000,000)

	Net Assets Applicable to Common Shares – 100%			$364,306,450

All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S.
Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140.

At December 31, 2006, the cost of investments was $529,236,827.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2006, were as follows:

Gross unrealized:
Appreciation	$29,124,490
Depreciation	(130,724)

Net unrealized appreciation (depreciation) of investments	$28,993,766

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Quality Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 1, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 1, 2007

* Print the name and title of each signing officer under his or her signature.